AXS Astoria Inflation Sensitive ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 77.7%
	AEROSPACE/DEFENSE — 6.4%
10,060	Airbus S.E.	$1,553,344
6,866	Rheinmetall A.G.	2,176,759
		3,730,103
	BUILDING MATERIALS — 3.8%
13,094	Builders FirstSource, Inc.*	2,185,912
	CHEMICALS — 3.9%
19,732	Nutrien Ltd.	1,117,089
21,256	Olin Corp.	1,146,761
		2,263,850
	COMMERCIAL SERVICES — 2.9%
2,935	United Rentals, Inc.	1,682,988
	DISTRIBUTION/WHOLESALE — 5.0%
55,153	Sumitomo Corp.	1,203,367
2,016	W.W. Grainger, Inc.	1,670,639
		2,874,006
	ELECTRONICS — 2.6%
33,615	ABB Ltd.	1,489,740
	HAND/MACHINE TOOLS — 2.6%
6,993	Lincoln Electric Holdings, Inc.	1,520,698
	IRON/STEEL — 9.4%
63,769	Fortescue Ltd.	1,262,741
8,665	Nucor Corp.	1,508,057
3,467	Reliance Steel & Aluminum Co.	969,650
14,397	Steel Dynamics, Inc.	1,700,286
		5,440,734
	MACHINERY-DIVERSIFIED — 1.6%
7,642	AGCO Corp.	927,815
	MINING — 8.9%
47,968	BHP Group Ltd.	1,649,968
576,891	Pilbara Minerals Ltd.	1,554,884
25,873	Rio Tinto PLC	1,926,861
		5,131,713
	OIL & GAS — 24.6%
28,850	Canadian Natural Resources Ltd.	1,899,339
8,751	Chevron Corp.	1,305,299

AXS Astoria Inflation Sensitive ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	OIL & GAS (Continued)
32,610	Devon Energy Corp.	$1,477,233
14,144	EOG Resources, Inc.	1,710,717
122,569	Inpex Corp.	1,655,786
27,420	Ovintiv, Inc.	1,204,286
48,276	Suncor Energy, Inc.	1,554,161
28,760	Tourmaline Oil Corp.	1,299,718
10,148	Valero Energy Corp.	1,319,240
37,778	Woodside Energy Group Ltd.	800,659
		14,226,438
	PACKAGING & CONTAINERS — 2.1%
49,833	Graphic Packaging Holding Co.	1,228,383
	SEMICONDUCTORS — 3.9%
9,087	Disco Corp.	2,254,669
	TOTAL COMMON STOCKS
	(Cost $39,485,838)	44,957,049
	EXCHANGE-TRADED FUNDS — 21.5%
18,988	Aberdeen Standard Physical Precious Metals Basket Shares ETF*	1,728,288
21,312	iShares 0-5 Year TIPS Bond ETF	2,101,150
26,970	Schwab U.S. TIPS ETF	1,407,834
66,474	SPDR Gold MiniShares Trust*	2,719,451
43,688	Vanguard Short-Term Inflation-Protected Securities ETF	2,074,743
142,636	WisdomTree Enhanced Commodity Strategy Fund	2,414,828
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $12,479,240)	12,446,294
	TOTAL INVESTMENTS — 99.2%
	(Cost $51,965,078)	57,403,343
	Other Assets in Excess of Liabilities — 0.8%	449,123
	TOTAL NET ASSETS — 100.0%	$57,852,466

PLC – Public Limited Company
ETF – Exchange-Traded Fund

*Non-income producing security.